Financial Instruments - Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Gains on derivatives
Gains (losses) on financial assets at fair value through profit or loss	$ 8.3	$ 7.3
Derivatives
Gains on derivatives
Realized gains on derivatives	13.8	9.9
Unrealized losses on derivatives	(5.5)	(2.6)
Gains (losses) on financial assets at fair value through profit or loss	$ 8.3	$ 7.3